Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Interest earning assets and interest income
Average balance		$ 886,971	$ 819,456	$ 821,718
Interest income	[1]	$ 23,251	$ 22,278	$ 27,047
Average rate %		2.60%	2.70%	3.30%
Non-interest earning assets
Average balance		$ 87,792	$ 86,599	$ 98,362
Total assets
Average balance		974,763	906,055	920,080
Cash and balances with central banks and other financial assets | Australia
Interest earning assets and interest income
Average balance		82,102	37,729	26,019
Interest income		$ 446	12	$ 98
Average rate %		0.50%		0.40%
Cash and balances with central banks and other financial assets | New Zealand
Interest earning assets and interest income
Average balance		$ 9,769	6,579	$ 3,637
Interest income		$ 150	$ 16	$ 17
Average rate %		1.50%	0.20%	0.50%
Cash and balances with central banks and other financial assets | Other overseas
Interest earning assets and interest income
Average balance		$ 17,238	$ 9,105	$ 14,180
Interest income		$ 157	$ 20	$ 112
Average rate %		0.90%	0.20%	0.80%
Trading securities and financial assets measured at FVIS | Australia
Interest earning assets and interest income
Average balance		$ 16,715	$ 16,659	$ 20,300
Interest income		$ 235	$ 116	$ 217
Average rate %		1.40%	0.70%	1.10%
Trading securities and financial assets measured at FVIS | New Zealand
Interest earning assets and interest income
Average balance		$ 3,784	$ 3,881	$ 4,728
Interest income		$ 76	$ 28	$ 47
Average rate %		2.00%	0.70%	1.00%
Trading securities and financial assets measured at FVIS | Other overseas
Interest earning assets and interest income
Average balance		$ 2,337	$ 3,251	$ 4,601
Interest income		$ 36	$ 48	$ 95
Average rate %		1.50%	1.50%	2.10%
Investment securities | Australia
Interest earning assets and interest income
Average balance		$ 70,804	$ 81,665	$ 71,402
Interest income		$ 985	$ 1,104	$ 1,347
Average rate %		1.40%	1.40%	1.90%
Investment securities | New Zealand
Interest earning assets and interest income
Average balance		$ 4,950	$ 4,492	$ 3,921
Interest income		$ 85	$ 74	$ 96
Average rate %		1.70%	1.60%	2.40%
Investment securities | Other overseas
Interest earning assets and interest income
Average balance		$ 2,027	$ 1,552	$ 2,858
Interest income		$ 56	$ 22	$ 78
Average rate %		2.80%	1.40%	2.70%
Derivative financial instruments
Non-interest earning assets
Average balance		$ 23,395	$ 20,305	$ 31,334
Life insurance assets
Non-interest earning assets
Average balance			226	4,614
Assets held for sale
Non-interest earning assets
Average balance		2,444	4,590
Assets held for sale | Australia
Interest earning assets and interest income
Average balance		425	1,583
Interest income		$ 6	$ 28
Average rate %		1.40%	1.80%
Assets held for sale | Other overseas
Interest earning assets and interest income
Average balance			$ 2,560
Interest income			$ 100
Average rate %			3.90%
All other assets
Non-interest earning assets
Average balance		$ 61,953	$ 61,478	62,414
Loans and other receivables | Australia
Interest earning assets and interest income
Average balance		582,456	558,435	573,179
Interest income		$ 17,614	$ 17,854	$ 21,273
Average rate %		3.00%	3.20%	3.70%
Loans and other receivables | New Zealand
Interest earning assets and interest income
Average balance		$ 88,002	$ 85,525	$ 81,920
Interest income		$ 3,206	$ 2,731	$ 3,223
Average rate %		3.60%	3.20%	3.90%
Loans and other receivables | Other overseas
Interest earning assets and interest income
Average balance		$ 6,362	$ 6,440	$ 14,973
Interest income		$ 199	$ 125	$ 444
Average rate %		3.10%	1.90%	3.00%

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.